Employee benefits (Tables)	12 Months Ended
Sep. 30, 2023
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The following tables present amounts for post-employment benefits plans included in the consolidated balance sheets:

As at September 30, 2023	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Defined benefit obligations	(535,633)	(78,612)	(67,706)	(92,703)	(774,654)
Fair value of plan assets	536,226	—	11,747	64,138	612,111
	593	(78,612)	(55,959)	(28,565)	(162,543)
Fair value of reimbursement rights	—	—	19,082	376	19,458
Net asset (liability) recognized in the balance sheet	593	(78,612)	(36,877)	(28,189)	(143,085)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	—	19,082	376	19,458
Retirement benefits assets	593	—	—	243	836
Retirement benefits obligations	—	(78,612)	(55,959)	(28,808)	(163,379)
	593	(78,612)	(36,877)	(28,189)	(143,085)

As at September 30, 2022	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Defined benefit obligations	(525,262)	(77,477)	(61,420)	(85,784)	(749,943)
Fair value of plan assets	571,909	—	11,028	59,032	641,969
	46,647	(77,477)	(50,392)	(26,752)	(107,974)
Fair value of reimbursement rights	—	—	18,495	382	18,877
Net asset (liability) recognized in the balance sheet	46,647	(77,477)	(31,897)	(26,370)	(89,097)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	—	18,495	382	18,877
Retirement benefits assets	46,647	—	—	424	47,071
Retirement benefits obligations	—	(77,477)	(50,392)	(27,176)	(155,045)
	46,647	(77,477)	(31,897)	(26,370)	(89,097)
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Defined benefit obligations	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2022	525,262	77,477	61,420	85,784	749,943
Current service cost	997	6,106	379	6,251	13,733
Interest cost	27,445	3,093	2,600	4,414	37,552
Past service cost	—	(288)	—	—	(288)
Actuarial (gains) losses due to change in financial assumptions[1]	(54,598)	(4,575)	65	(1,581)	(60,689)
Actuarial (gains) losses due to change in demographic assumptions[1]	(12,077)	88	—	2	(11,987)
Actuarial losses (gains) due to experience[1]	33,349	(6,035)	2,571	3,496	33,381
Plan participant contributions	76	—	—	170	246
Benefits paid from the plan	(26,527)	—	(229)	(4,359)	(31,115)
Benefits paid directly by employer	—	(2,565)	(2,992)	(747)	(6,304)
Foreign currency translation adjustment[1]	41,706	5,311	3,892	(727)	50,182
As at September 30, 2023	535,633	78,612	67,706	92,703	774,654
Defined benefit obligations of unfunded plans	—	78,612	—	18,132	96,744
Defined benefit obligations of funded plans	535,633	—	67,706	74,571	677,910
As at September 30, 2023	535,633	78,612	67,706	92,703	774,654

Defined benefit obligations	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2021	881,008	77,006	94,381	108,561	1,160,956
Current service cost	1,114	5,673	531	5,735	13,053
Interest cost	16,877	740	768	2,969	21,354
Business acquisitions (Note 27c)	—	10,192	—	—	10,192
Actuarial gains due to change in financial assumptions[1]	(285,653)	(20,586)	(25,735)	(10,104)	(342,078)
Actuarial losses (gains) due to change in demographic assumptions[1]	7,882	921	—	(520)	8,283
Actuarial losses due to experience[1]	4,081	12,112	2,214	4,682	23,089
Plan participant contributions	80	—	—	186	266
Benefits paid from the plan	(24,018)	(622)	(647)	(6,421)	(31,708)
Benefits paid directly by employer	—	(1,318)	(2,848)	(866)	(5,032)
Foreign currency translation adjustment[1]	(76,109)	(6,641)	(7,244)	(6,444)	(96,438)
Other	—	—	—	(11,994)	(11,994)
As at September 30, 2022	525,262	77,477	61,420	85,784	749,943
Defined benefit obligations of unfunded plans	—	77,477	—	18,829	96,306
Defined benefit obligations of funded plans	525,262	—	61,420	66,955	653,637
As at September 30, 2022	525,262	77,477	61,420	85,784	749,943
[1] Amounts recognized in other comprehensive income.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Plan assets and reimbursement rights	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2022	571,909	—	29,523	59,414	660,846
Interest income on plan assets	29,902	—	1,283	3,370	34,555
Employer contributions	339	2,565	2,983	6,744	12,631
Return on assets excluding interest income[1]	(84,003)	—	(1,668)	(12)	(85,683)
Plan participant contributions	76	—	—	170	246
Benefits paid from the plan	(26,527)	—	(229)	(4,359)	(31,115)
Benefits paid directly by employer	—	(2,565)	(2,992)	(747)	(6,304)
Administration expenses paid from the plan	(1,779)	—	—	(5)	(1,784)
Foreign currency translation adjustment[1]	46,309	—	1,929	(61)	48,177
As at September 30, 2023	536,226	—	30,829	64,514	631,569
Plan assets	536,226	—	11,747	64,138	612,111
Reimbursement rights	—	—	19,082	376	19,458
As at September 30, 2023	536,226	—	30,829	64,514	631,569

Plan assets and reimbursement rights	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2021	986,359	661	33,057	63,869	1,083,946
Interest income on plan assets	18,901	—	274	2,128	21,303
Employer contributions	1,007	1,318	2,638	4,449	9,412
Return on assets excluding interest income[1]	(324,003)	—	(214)	(1,003)	(325,220)
Plan participant contributions	80	—	—	578	658
Benefits paid from the plan	(24,018)	(622)	(647)	(6,421)	(31,708)
Benefits paid directly by employer	—	(1,318)	(2,848)	(866)	(5,032)
Administration expenses paid from the plan	(1,568)	—	—	(7)	(1,575)
Foreign currency translation adjustment[1]	(84,849)	(39)	(2,737)	(3,313)	(90,938)
As at September 30, 2022	571,909	—	29,523	59,414	660,846
Plan assets	571,909	—	11,028	59,032	641,969
Reimbursement rights	—	—	18,495	382	18,877
As at September 30, 2022	571,909	—	29,523	59,414	660,846
[1] Amounts recognized in other comprehensive income.

Disclosure of fair value of plan assets
The plan assets at the end of the years consist of:

As at September 30, 2023	U.K.	Germany	Other	Total
	$	$	$	$
Quoted equities	205,130	—	—	205,130
Quoted bonds	139,584	—	—	139,584
Cash	5,566	—	76	5,642
Other[1]	185,946	11,747	64,062	261,755
	536,226	11,747	64,138	612,111

As at September 30, 2022	U.K.	Germany	Other	Total
	$	$	$	$
Quoted equities	196,611	—	—	196,611
Quoted bonds	102,658	—	—	102,658
Cash	143,312	—	65	143,377
Other[1]	129,328	11,028	58,967	199,323
	571,909	11,028	59,032	641,969
[1]    Other is mainly composed of quoted investment funds and various insurance policies to cover some of the defined benefit obligations.

Disclosure of defined benefit plan expense
The following table summarizes the expense[1] recognized in the consolidated statements of earnings:

	Year ended September 30
	2023	2022
	$	$
Current service cost	13,734	13,053
Past service cost	(288)	—
Net interest on net defined benefit obligations or assets	2,998	51
Administration expenses	1,784	1,575
	18,228	14,679
[1]The expense was presented as costs of services, selling and administrative for an amount of $13,446,000 and as net finance costs for an amount of $4,782,000 (Note 26) ($13,053,000 and $1,626,000, respectively for the year ended September 30, 2022).

Disclosure of principal actuarial assumptions regarding defined benefit plans
The following are the principal actuarial assumptions calculated as weighted averages of the defined benefit obligations. The assumed discount rates, future salary and pension increases, inflation rates and mortality all have a significant effect on the accounting valuation.

As at September 30, 2023	U.K	France	Germany	Other
	%	%	%	%
Discount rate	5.60	4.20	4.06	5.62
Future salary increases	0.33	4.15	2.50	2.76
Future pension increases	3.20	—	2.10	0.29
Inflation rate	3.39	2.10	2.00	3.46

As at September 30, 2022	U.K.	France	Germany	Other
	%	%	%	%
Discount rate	4.95	3.75	4.07	5.43
Future salary increases	0.35	3.77	2.50	2.64
Future pension increases	3.30	—	2.10	0.42
Inflation rate	3.60	2.20	2.00	3.44
The average longevity over 65 of an employee presently at age 45 and 65 are as follows:

As at September 30, 2023	U.K.	Germany
	(in years)
Longevity at age 65 for current employees
Males	22.0	21.0
Females	23.8	24.0
Longevity at age 45 for current employees
Males	23.4	24.0
Females	25.3	26.0

As at September 30, 2022	U.K.	Germany
	(in years)
Longevity at age 65 for current employees
Males	22.0	21.0
Females	23.8	24.0
Longevity at age 45 for current employees
Males	23.3	23.0
Females	25.3	26.0

Disclosure of sensitivity analysis for actuarial assumptions
The following tables show the sensitivity of the defined benefit obligations to changes in the principal actuarial assumptions:

As at September 30, 2023	U.K.	France	Germany
	$	$	$
Increase of 0.25% in the discount rate	(15,631)	(2,370)	(1,596)
Decrease of 0.25% in the discount rate	16,416	2,473	1,663
Salary increase of 0.25%	137	2,572	23
Salary decrease of 0.25%	(132)	(2,474)	(21)
Pension increase of 0.25%	8,713	—	834
Pension decrease of 0.25%	(8,503)	—	(805)
Increase of 0.25% in inflation rate	12,348	5,660	834
Decrease of 0.25% in inflation rate	(11,948)	(5,110)	(805)
Increase of one year in life expectancy	12,614	943	1,702
Decrease of one year in life expectancy	(12,801)	(1,258)	(1,530)

As at September 30, 2022	U.K.	France	Germany
	$	$	$
Increase of 0.25% in the discount rate	(19,249)	(2,294)	(1,512)
Decrease of 0.25% in the discount rate	20,234	2,500	1,578
Salary increase of 0.25%	193	2,584	20
Salary decrease of 0.25%	(188)	(2,388)	(19)
Pension increase of 0.25%	13,324	—	774
Pension decrease of 0.25%	(12,614)	—	(747)
Increase of 0.25% in inflation rate	21,301	2,584	774
Decrease of 0.25% in inflation rate	(16,005)	(2,388)	(747)
Increase of one year in life expectancy	12,957	281	1,511
Decrease of one year in life expectancy	(13,093)	(320)	(1,360)

Disclosure of weighted average duration of benefit obligation	The weighted average duration of the defined benefit obligations are as follows:

	Year ended September 30
	2023	2022
	(in years)
U.K.	13	15
France	13	13
Germany	10	11
Other	9	10